HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of Assets and Liabilities Classified as Held for Sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2023 and December 31, 2022:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Investment properties	$1,673	$300
Property, plant and equipment	2	—
Equity accounted investments	127	276
Accounts receivables and other assets	50	—
Assets held for sale	1,852	576
Accounts payable and other liabilities	57	—
Liabilities associated with assets held for sale	$57	$—

Disclosure of Reconciliation of Changes in Assets Held for Sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Balance, beginning of year	$576	$10,510
Reclassification to assets held for sale, net	1,798	1,208
Disposals	(525)	(11,110)
Fair value adjustments	(67)	261
Foreign currency translation	1	(290)
Acquisition of Foreign Investments	47	—
Other	22	(3)
Assets held for sale	$1,852	$576